Schedule of Property, Plant and Equipment (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 17,506
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	17,506
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	17,904
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	18,387
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	5,685
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	5,553
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	41,095
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	41,446
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	34,976
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	34,976
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	4,330
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	4,330
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	118
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	118
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	80,519
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	80,870
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	(7,332)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	(7,332)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	(6,819)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	(7,416)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	(1,630)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22	(1,630)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23	(15,781)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24	(16,378)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25	(159)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26	(135)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27	(15,940)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 28	(16,513)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 29	64,579
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 30	$ 64,357